Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents	$ 74,362	$ 2,208
Restricted cash	227	605
Marketable securities - at fair value	173,644	1,032
Accounts receivable, net	9,324	4,132
Inventories	9,311	11,202
Other current assets	6,655	6,679
Total Current Assets	273,523	25,858
Marketable securities - at fair value	44,780	0
Property and equipment, net	2,349	1,868
Capitalized website and internal-use software costs, net	2,554	0
Lease vehicles, net	58	173
Other assets	3,337	299
Total Assets	326,601	28,198
Current Liabilities:
Long-term debt, current	55	6,370
Floor plan notes payable	4,125	6,039
Accounts payable	9,423	6,283
Accrued transaction expenses	0	6,052
Accrued expenses	11,150	3,563
Accrued expenses - related party	0	5,082
Other current liabilities	815	256
Total Current Liabilities	25,568	33,645
Long-term debt, less current portion	1,250	2,999
Redeemable convertible preferred stock tranche obligation	0	2,832
Earnout shares liability	42,438	0
Merger warrant liability	26,667	0
Other liabilities	1,570	1,959
Total Liabilities	97,493	41,435
Commitments and Contingencies (Note 15)
Redeemable Convertible Preferred Stock:
Series A Preferred Stock $0.001 stated value; authorized 3,052,127 shares; after recapitalization there are no preferred shares issued or outstanding at March 31, 2021 and December 31, 2020	0	0
Stockholders' Equity (Deficit):
Common stock, $0.0001 par value; 500,000,000 authorized shares, 113,670,060 and 58,621,042 shares issued and outstanding at March 31, 2021 and December 31, 2020	11	6
Additional paid-in capital	278,272	20,779
Accumulated deficit	(49,059)	(34,037)
Accumulated other comprehensive income (loss)	(116)	15
Total Stockholders' Equity (Deficit)	229,108	(13,237)
Total Liabilities, Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit)	$ 326,601	28,198
Series A Preferred Stock
Current Liabilities:
Accrued expenses - related party		331
Redeemable Convertible Preferred Stock:
Series A Preferred Stock $0.001 stated value; authorized 3,052,127 shares; after recapitalization there are no preferred shares issued or outstanding at March 31, 2021 and December 31, 2020		$ 0